Leases Payable and Related Obligations - Schedule of Subsidiaries (Details) - Third Parties Lease Agreements [Member] R$ in Thousands	12 Months Ended
Jun. 30, 2026 BRL (R$)
Schedule of Subsidiaries [Abstract]
Lease liabilities	R$ 407,565
Avarandado Farm (Partnership II) [Member]
Schedule of Subsidiaries [Abstract]
Location	Ribeiro Gonçalves - PI
Lease liabilities	R$ 55,051
ETH Farm (Partnership III) [Member]
Schedule of Subsidiaries [Abstract]
Location	Alto Taquari - MT
Lease liabilities	R$ 7,277
Agro-Serra Farm (Partnership IV) [Member]
Schedule of Subsidiaries [Abstract]
Location	São Raimundo de Mangabeira - MA
Lease liabilities	R$ 72,950
Xingu Farm (Partnership V) [Member]
Schedule of Subsidiaries [Abstract]
Location	Xingu Region - MT
Lease liabilities	R$ 42,314
Regalito Farm (Partnership V) [Member]
Schedule of Subsidiaries [Abstract]
Location	Xingu Region - MT
Lease liabilities	R$ 39,188
Serra Grande II Farm (Partnership VII) [Member]
Schedule of Subsidiaries [Abstract]
Location	Baixa Grande do Ribeiro - PI
Lease liabilities	R$ 26,198
Unagro Farm (Partnership VII) [Member]
Schedule of Subsidiaries [Abstract]
Location	Santa Cruz - Bolivia
Lease liabilities	R$ 7,397
São Domingos Farm (Partnership IX) [Member]
Schedule of Subsidiaries [Abstract]
Location	Comodoro - MT
Lease liabilities	R$ 47,925
Alto da Serra Farm (Partnership X) [Member]
Schedule of Subsidiaries [Abstract]
Location	Brotas - SP
Lease liabilities	R$ 32,992
Zanoni Farm (Partnership X) [Member]
Schedule of Subsidiaries [Abstract]
Location	Novo São Joaquim - MT
Lease liabilities	R$ 53,520
Vehicle leases [Member]
Schedule of Subsidiaries [Abstract]
Location	n/a
Lease liabilities	R$ 4,104
Services with Identified assets [Member]
Schedule of Subsidiaries [Abstract]
Location	n/a
Lease liabilities	R$ 13,018
Land - Other [Member]
Schedule of Subsidiaries [Abstract]
Location	n/a
Lease liabilities	R$ 5,103
Lease of vehicles and office in paraguay [Member]
Schedule of Subsidiaries [Abstract]
Location	Assunção - Paraguay
Lease liabilities	R$ 528